Consolidated statement of financial position - EUR (€) € in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	[1]	€ 510,909	€ 415,155
Investments		93,203	303,334
Trade and other receivables	[2]	98,396	171,798
Contract assets		25,000	30,516
Inventories		30,890	29,825
Current tax assets		80,659	54,422
Other current financial assets including derivatives		12,759	11,494
Prepaid expenses and other current assets		51,345	57,126
Total current assets		903,162	1,073,671
Non-current assets:
Non-current investments and other non-current financial assets	[3]	139,023	134,289
Investments in associates and Joint ventures		3,071	16,043
Property, plant and equipment		806,563	650,201
Intangible assets and Goodwill		291,089	298,638
Deferred tax assets		14,330	10,327
Non-current tax assets		94,393	70,293
Other non-current assets		837	3,785
Total non-current assets		1,349,306	1,183,576
Total assets		2,252,468	2,257,247
Current liabilities:
Current financial liabilities	[4]	149,096	23,468
Trade and other payables		134,319	97,277
Contract liabilities		97,587	122,922
Deferred income		10,268	13,748
Provisions		45,165	54,410
Current income tax liabilities		5,565	8,987
Other current liabilities		22,572	16,894
Total current liabilities		464,573	337,706
Non-current liabilities:
Non-current financial liabilities	[5]	477,112	490,292
Deferred tax liabilities		18,137	18,524
Provisions		16,063	16,427
Contract liabilities		155,287	206,136
Other non-current liabilities		1,387	977
Total non-current liabilities		667,987	732,357
Stockholders' equity:
Share capital		177,186	176,953
Additional paid in capital		1,449,654	1,440,010
Retained Earnings		(476,290)	(392,377)
Accumulated other comprehensive income		(30,643)	(37,402)
Total stockholders' equity		1,119,908	1,187,184
Total liabilities and stockholders' equity		€ 2,252,468	€ 2,257,247

[1]	incl. € 11,819k of restricted cash
[2]	In annual report 2023, the positions trade accounts receivables and accounts receivables from associated companies and other long-term investments are aggregated to provide a clearer picture of the financial position. The previous year figures have been adjusted accordingly.
[3]	In the annual report 2023 the positions long-term investments and other non-current financial assets are aggregated in order to provide a clearer picture of the financial position. The previous year figures have been adjusted accordingly.
[4]	In the annual report 2023, the positions current loan liabilities, current portion of lease obligations and other current financial liabilities are aggregated in order to provide a clearer picture of the financial position. The previous year figures have been adjusted accordingly.
[5]	In the annual report 2023, the positions non-current loan liabilities and long-term lease obligations are aggregated in order to provide a clearer picture of the financial position. The previous year figures have been adjusted accordingly.